Borrowings (Details)				1 Months Ended		12 Months Ended
	Sep. 24, 2020 USD ($) $ / shares	Dec. 30, 2019	Sep. 10, 2019	Nov. 30, 2020 USD ($)	Jun. 15, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 AED (د.إ)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AED (د.إ)	Dec. 31, 2014 AED (د.إ)
Borrowings (Details) [Line Items]
Total secured bonds	$ 200,000,000
Face value	$ 1
Issued price per share (in Dollars per share) | $ / shares	$ 0.95
Additional bonds value	$ 50,000,000
Proceeds of bonds				$ 186,000,000
Transaction costs				$ 4,000,000
Construction cost						$ 85,000,000
Description of bonds payable						The bonds will be repaid in semi-annual payments of USD 7,000,000 starting September 2021 until March 2025, and one bullet repayment of USD 144,000,000 in September 2025.
Percentage of interest payable						8.50%
Liquidity amount						$ 8,500,000
Leverage ratio, description						(ii)Leverage Ratio: BPGIC and its subsidiaries’ leverage ratio not to exceed: (A) 5.5x at 31 December 2020; (B) 3.5x at 31 December 2021; and (C) 3.0x anytime thereafter; and
Equity ratio percentage						25.00%
Construction loan repayment lease term related, description					The new payment terms comprised of 46 instalments starting 30 June 2020 with final maturity on 31 July 2030.
Debt balance							$ 94,800,000
Net assets liabilities									$ 72,700,000
Amendment fee					$ 136,128
Settlement of term loan facility, description				The Group paid USD 74,082,548 in final settlement in addition to repayments of USD 4,824,291 during the year. The final settlement amount included USD USD 559,637 as a prepayment penalty.
Agreement cash fee									3,000,000
Non-interest bearing promissory note									$ 1,500,000,000,000
Interest rate									10.00%
Additional promissory note issued									$ 765,000
Term loan 4 [Member]
Borrowings (Details) [Line Items]
Loan carrying interest percentage, description							The facility carried interest at 3 month EIBOR + 3% margin and was repayable in 17 bi-annual instalments commencing 6 months after the date of completion of phase 2.
Phase I Construction Facility [Member]
Borrowings (Details) [Line Items]
Number of oil storage tanks								$ 14
Construction loan repayment lease term related, description							As a result of this amendment the loan was repayable in 48 quarterly instalments starting October 2018 with final maturity in July 2030.	The loan was repayable in 48 quarterly instalments, commencing 27 months after the start of the construction with final maturity not exceeding 31 March 2028 and was stated net of prepaid finance cost of USD 499,158.
Prepaid finance cost								$ 499,158
Phase I Construction Facility [Member] | Term loan 2 [Member]
Borrowings (Details) [Line Items]
Construction loan repayment lease term related, description							The loan was repayable in 20 quarterly instalments starting October 2018 with final maturity in July 2023.
Settlement of term loan facility, description				The Group paid USD 7,546,964 in final settlement in addition to repayments of USD 539,069 during the year. The final settlement amount included USD 147,006 as a prepayment penalty.
Commercial Bank [Member] | Phase I Construction Facility [Member]
Borrowings (Details) [Line Items]
Loan received								$ 84,595,154			$ 11,108,086
Prepaid finance cost											$ 58,578
Commercial Bank [Member] | Phase I Construction Facility [Member] | AED [Member]
Borrowings (Details) [Line Items]
Loan received | د.إ												د.إ 40,800,000	د.إ 310,718,000
Commercial Bank [Member] | Phase II Construction Facility [Member] | Term loan 4 [Member]
Borrowings (Details) [Line Items]
Loan received							$ 95,290,000			د.إ 350,000,000
Phase I Financing Facilities [Member]
Borrowings (Details) [Line Items]
Principal amount							$ 3,700,000
Phase I Construction Facility [Member]
Borrowings (Details) [Line Items]
Construction loan repayment lease term related, description		The loan was payable in 44 instalments starting 31 January 2020 with final maturity on 30 July 2030. One of the instalments included a one-time lump sum repayment of USD 6,612,194, which represented the cumulative instalments including interest outstanding from periods prior to this amended agreement of USD 6,520,130 and an amendment fee of USD 92,064.	The loan was payable in 45 instalments starting 31 October 2019 with final maturity on 30 July 2030. One of the instalments included a one-time lump sum repayment of USD 5,729,418 which represented the cumulative instalments including interest outstanding from periods prior to this amended agreement of USD 5,494,063 and an amendment fee of USD 235,355.